Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total	Total shareholders' equity	Common shares	Additional paid-in capital		Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests	Bank
Balance at Dec. 31, 2013		SFr 47,166	SFr 42,164	SFr 64	SFr 27,853		SFr 30,261	SFr (139)	SFr (15,875)	SFr 5,002
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(1,700)	238		238					(1,938)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		35								35
Net income/(loss)		553	159				159			394
Total other comprehensive income/(loss), net of tax		(124)	(102)						(102)	(22)	SFr (162)
Issuance of common shares		297	297		297
Sale of treasury shares		4,033	4,033		(3)			4,036
Repurchase of treasury shares		(4,792)	(4,792)					(4,792)
Share-based compensation, net of tax		(42)	(42)		(747)			705
Financial instruments indexed to own shares		193	193		193
Dividends paid		(1,227)	(1,205)				(28)
Dividends paid out of reserves from capital contributions					(1,177)
Cash dividends paid to noncontrolling interest holders										(22)
Changes in redeemable noncontrolling interests, increase		2	2		2
Change in scope of consolidation, net		(2,366)								(2,366)
Other		(1)	(1)		(1)
Balance at Jun. 30, 2014		42,027	40,944	64	26,655		30,392	(190)	(15,977)	1,083
Balance at Mar. 31, 2014		44,282	43,230	64	28,406		31,092	(249)	(16,083)	1,052
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(126)								(126)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		14								14
Net income/(loss)		(662)	(700)				(700)			38
Total other comprehensive income/(loss), net of tax		109	106						106	3	94
Issuance of common shares		297	297		297
Sale of treasury shares		2,134	2,134		(6)			2,140
Repurchase of treasury shares		(2,767)	(2,767)					(2,767)
Share-based compensation, net of tax		(372)	(372)		(1,058)			686
Financial instruments indexed to own shares		193	193		193
Dividends paid		(1,182)	(1,177)
Dividends paid out of reserves from capital contributions					(1,177)
Cash dividends paid to noncontrolling interest holders										(5)
Change in scope of consolidation, net		107								107
Balance at Jun. 30, 2014		42,027	40,944	64	26,655		30,392	(190)	(15,977)	1,083
Balance at Dec. 31, 2014		45,001	43,959	64	27,007		32,083	(192)	(15,003)	1,042	44,641
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(122)								(122)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		15								15
Net income/(loss)		1,034	1,054				1,054			(20)
Total other comprehensive income/(loss), net of tax		(1,407)	(1,383)						(1,383)	(24)
Sale of treasury shares		1,823	1,823		(10)			1,833
Repurchase of treasury shares		(2,666)	(2,666)					(2,666)
Share-based compensation, net of tax		393	393		376			17
Financial instruments indexed to own shares		216	216		216
Other		(2)								(2)
Balance at Mar. 31, 2015		44,285	43,396	64	27,589		33,137	(1,008)	(16,386)	889
Balance at Dec. 31, 2014		45,001	43,959	64	27,007		32,083	(192)	(15,003)	1,042	44,641
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[1],[2]	(214)								(214)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[2]	45								45
Net income/(loss)		2,100	2,105				2,105			(5)
Total other comprehensive income/(loss), net of tax		(2,371)	(2,317)						(2,317)	(54)	(2,468)
Issuance of common shares		711	711	1	710
Sale of treasury shares		7,435	7,435		(3)			7,438
Repurchase of treasury shares		(8,385)	(8,385)					(8,385)
Share-based compensation, net of tax		131	131		(857)	[3]		988
Financial instruments indexed to own shares	[4]	140	140		140
Dividends paid		(1,137)	(1,137)
Dividends paid out of reserves from capital contributions	[5]				(1,137)
Change in scope of consolidation, net		6								6
Other		(2)								(2)
Balance at Jun. 30, 2015		43,460	42,642	65	25,860		34,188	(151)	(17,320)	818	42,841
Balance at Mar. 31, 2015		44,285	43,396	64	27,589		33,137	(1,008)	(16,386)	889
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[6],[7]	(92)								(92)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[7]	30								30
Net income/(loss)		1,066	1,051				1,051			15
Total other comprehensive income/(loss), net of tax		(964)	(934)						(934)	(30)	(1,022)
Issuance of common shares		711	711	1	710
Sale of treasury shares		5,612	5,612		7			5,605
Repurchase of treasury shares		(5,719)	(5,719)					(5,719)
Share-based compensation, net of tax		(262)	(262)		(1,233)	[8]		971
Financial instruments indexed to own shares	[9]	(76)	(76)		(76)
Dividends paid		(1,137)	(1,137)
Dividends paid out of reserves from capital contributions	[10]				(1,137)
Change in scope of consolidation, net		6								6
Balance at Jun. 30, 2015		SFr 43,460	SFr 42,642	SFr 65	SFr 25,860		SFr 34,188	SFr (151)	SFr (17,320)	SFr 818	SFr 42,841

[1]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[2]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[3]	Includes a net tax charge of CHF (12) million from the excess recognized compensation expense over fair value of shares delivered.
[4]	The Group had purchased certain call options on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[5]	Paid out of reserves from capital contributions.
[6]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[7]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[8]	Includes a net tax charge of CHF (14) million from the excess recognized compensation expense over fair value of shares delivered.
[9]	The Group had purchased certain call options on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[10]	Paid out of reserves from capital contributions.